Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of netting, collateral and risk transfer (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 1,360,339	£ 1,329,242
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,636,972	1,615,399
Netting and set-off	(207,520)	(240,068)
Cash collateral	(38,590)	(46,508)
Non-cash collateral	(446,557)	(418,161)
Risk transfer	(32,328)	(33,839)
Net exposure	911,977	876,823
Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,269,915	1,260,741
Netting and set-off	(207,520)	(240,068)
Cash collateral	(37,543)	(45,285)
Non-cash collateral	(400,413)	(375,312)
Risk transfer	(30,404)	(32,037)
Net exposure	594,035	568,039
Cash and balances at central banks | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	238,574	191,127
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	238,574	191,127
Cash collateral and settlement balances | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	92,542	101,367
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	92,542	101,367
Reverse repurchase agreements and other similar secured lending | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,227	9,031
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(3,227)	(9,031)
Risk transfer	0	0
Net exposure	0	0
Other assets | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,212	850
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	1,212	850
Provision for undrawn contractually committed facilities and guarantees provided | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	367,057	354,658
Netting and set-off	0	0
Cash collateral	(1,047)	(1,223)
Non-cash collateral	(46,144)	(42,849)
Risk transfer	(1,924)	(1,802)
Net exposure	317,942	308,784
Notional contract amount	39,300	34,600
Provision for undrawn contractually committed facilities and guarantees provided | Contingent liabilities | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	21,346	21,609
Netting and set-off	0	0
Cash collateral	(906)	(1,095)
Non-cash collateral	(1,367)	(2,135)
Risk transfer	(256)	(282)
Net exposure	18,817	18,097
Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	186,097	170,531
Netting and set-off	0	0
Cash collateral	(1,428)	(681)
Non-cash collateral	(174,639)	(160,506)
Risk transfer	0	0
Net exposure	10,030	9,344
Trading portfolio assets | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	63,389	64,830
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(729)	(765)
Risk transfer	0	0
Net exposure	62,660	64,065
Fair value through other comprehensive income | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure		77,927
Netting and set-off		0
Cash collateral		0
Non-cash collateral		(106)
Risk transfer		(1,385)
Net exposure		76,436
Fair value through other comprehensive income | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	60,851
Netting and set-off	0
Cash collateral	0
Non-cash collateral	(53)
Risk transfer	(1,164)
Net exposure	59,634
Loans and advances at amortised cost | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	361,451	342,632
Netting and set-off	(5,001)	(6,988)
Cash collateral	(1,517)	(1,313)
Non-cash collateral	(215,878)	(200,131)
Risk transfer	(23,502)	(24,243)
Net exposure	115,553	109,957
Loans and advances at amortised cost | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,714	5,259
Netting and set-off	0	0
Cash collateral	(41)	(32)
Non-cash collateral	(2,660)	(2,905)
Risk transfer	(768)	(234)
Net exposure	1,245	2,088
Loans and advances at amortised cost | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	38,667	30,879
Netting and set-off	0	0
Cash collateral	0	(9)
Non-cash collateral	(31,263)	(23,677)
Risk transfer	0	0
Net exposure	7,404	7,193
Home loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	169,205	159,647
Netting and set-off	0	0
Cash collateral	(339)	(284)
Non-cash collateral	(168,627)	(159,203)
Risk transfer	(146)	(85)
Net exposure	93	75
Home loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,725	1,813
Netting and set-off	0	0
Cash collateral	(11)	(14)
Non-cash collateral	(1,714)	(1,796)
Risk transfer	0	0
Net exposure	0	3
Credit cards, unsecured and other retail lending | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	41,793	40,813
Netting and set-off	0	0
Cash collateral	(1,050)	(967)
Non-cash collateral	(4,560)	(3,825)
Risk transfer	(252)	(195)
Net exposure	35,931	35,826
Credit cards, unsecured and other retail lending | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	828	921
Netting and set-off	0	0
Cash collateral	(29)	(14)
Non-cash collateral	(229)	(237)
Risk transfer	(3)	(2)
Net exposure	567	668
Wholesale loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	150,453	142,172
Netting and set-off	(5,001)	(6,988)
Cash collateral	(128)	(62)
Non-cash collateral	(42,691)	(37,103)
Risk transfer	(23,104)	(23,963)
Net exposure	79,529	74,056
Wholesale loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,161	2,525
Netting and set-off	0	0
Cash collateral	(1)	(4)
Non-cash collateral	(717)	(872)
Risk transfer	(765)	(232)
Net exposure	678	1,417
BBLs and CBILs | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(11,000)	(11,700)
Financial assets	11,400	12,200
Traded loans | Trading portfolio assets | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,525	8,348
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(268)	(374)
Risk transfer	0	0
Net exposure	12,257	7,974
Reverse repurchase agreements | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	145,014	137,616
Netting and set-off	0	0
Cash collateral	(1,428)	(672)
Non-cash collateral	(143,057)	(136,537)
Risk transfer	0	0
Net exposure	529	407
Other | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	111	343
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	111	343
Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	262,572	302,446
Netting and set-off	(202,520)	(233,080)
Cash collateral	(34,598)	(43,291)
Notional contract amount	48,032,325	43,359,755
Derivatives | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	5,682	4,605
Netting and set-off	(4,525)	(3,584)
Derivatives | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	262,572	302,446
Netting and set-off	(202,519)	(233,080)
Cash collateral	(34,598)	(43,291)
Non-cash collateral	(5,887)	(4,773)
Risk transfer	(5,738)	(6,409)
Net exposure	13,830	14,893
Debt securities classified at amortised cost | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,305	1,693
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(319)	(292)
Risk transfer	0	0
Net exposure	1,986	1,401
Debt securities classified at amortised cost | Trading portfolio assets | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	50,864	56,482
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(461)	(391)
Risk transfer	0	0
Net exposure	50,403	56,091
Total commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	345,711	333,049
Total commitments | Provision for undrawn contractually committed facilities and guarantees provided | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	345,711	333,049
Netting and set-off	0	0
Cash collateral	(141)	(128)
Non-cash collateral	(44,777)	(40,714)
Risk transfer	(1,668)	(1,520)
Net exposure	£ 299,125	£ 290,687